Organization and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies	Organization and Summary of Significant Accounting Policies
Organization
View, Inc. (f/k/a CF Finance Acquisition Corp. II) and its wholly-owned subsidiaries (collectively “View” or the “Company”), headquartered in Milpitas, California, is a technology company that manufactures smart building products intended to help improve people’s health, productivity, and experience, while simultaneously reducing energy consumption. View’s primary product is a proprietary electrochromic or “smart” glass panel that when combined with View’s proprietary network infrastructure and software, intelligently adjusts in response to the sun by tinting from clear to dark states, and vice versa thereby reducing heat and glare. The Company is devoting substantially all of its efforts towards the manufacturing, sale and further development of its product platforms, and marketing of both custom and standardized product solutions.
On March 8, 2021 (the “Closing Date” or “Closing”), CF Finance Acquisition Corp. II (“CF II”), a Delaware corporation, consummated the previously announced merger pursuant to an Agreement and Plan of Merger, dated November 30, 2020 (the “Merger Agreement”), by and among CF II, PVMS Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of CF II (“Merger Sub”), and View, Inc. (hereinafter referred to as “Legacy View”). Pursuant to the Merger Agreement, a business combination between CF II and Legacy View was effected through the merger of Merger Sub with and into Legacy View, with Legacy View (the “Business Combination”) surviving as the surviving company and as a wholly-owned subsidiary of CF II (the “Merger” and collectively with the other transactions described in the Merger Agreement, the “Transactions”). On the Closing Date, CF II changed its name from CF Finance Acquisition Corp. II to View, Inc. and Legacy View changed its name to View Operating Corporation.
On March 8, 2021, the Company completed the Transactions and raised net proceeds of $771.3 million, net of transaction costs of $43.9 million. In conjunction with the Transactions, the Company repaid in full the revolving debt facility of $276.8 million, including accrued interest and future interest through maturity of the notes of $26.8 million. See Note 2 for additional information regarding the reverse recapitalization.
Basis of Presentation
The condensed consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial reporting and are unaudited. The Company’s condensed consolidated financial statements include the accounts of View, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Company’s fiscal year ends on December 31.
Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2021, included in the Company’s 2021 Annual Report on Form 10-K filed with the SEC on June 15, 2022 (the “2021 Annual Report on Form 10-K”). The information as of December 31, 2021 included in the condensed consolidated balance sheets was derived from those audited consolidated financial statements.
For the three and nine months ended September 30, 2022 and 2021, there was no difference between net loss and total comprehensive loss.
As a result of the Transactions completed on March 8, 2021, prior period share and per share amounts presented in the accompanying condensed consolidated financial statements and these related notes have been retroactively converted in an amount determined by application of the exchange ratio of 0.02325 (“Exchange Ratio”), which was based on Legacy View’s implied price per share prior to the Merger.
The condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and included herein reflect all adjustments, including normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the Company’s financial position as of September 30, 2022, the results of operations for the three and nine months ended September 30, 2022 and the cash flows for the nine months ended September 30, 2022. The results of operations for the three and nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the full year or any other future interim or annual periods.
All amounts are presented in U.S. dollars ($).
Liquidity and Going Concern
The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. Since inception, the Company has not achieved profitable operations or positive cash flows from operations. The Company’s accumulated deficit totaled $2,504.7 million as of September 30, 2022. For the nine months ended September 30, 2022, the Company had a net loss of approximately $247.3 million and negative cash flows from operations of approximately $204.2 million. In addition, for the nine months ended September 30, 2021, the Company had a net loss of approximately $263.9 million and negative cash flows from operations of approximately $188.7 million. Cash and cash equivalents as of September 30, 2022 was $51.3 million. The Company has historically financed its operations through the issuance and sale of redeemable convertible preferred stock, the issuance of debt financing, the gross proceeds associated with the Merger and revenue generation from product sales. The Company’s business will require significant amounts of capital to sustain operations and the Company will need to make the investments it needs to execute its long-term business plans.
The Company’s net cash outflow in the third quarter of 2022 decreased by $29.3 million when compared to the second quarter of 2022, from $89.3 million for the three months ended June 30, 2022 to $60.0 million for the three months ended September 30, 2022. In addition, as discussed further in Note 14, the Company entered into an agreement on October 25, 2022 resulting in the sale of $200.0 million aggregate principal amount of Convertible Senior Pay in Kind (“PIK”) Toggle Notes (the “Notes”), generating net proceeds of approximately $194 million. As of October 31, 2022, the Company had approximately $228 million in cash and cash equivalents on hand.
Due to the historical rate of cash outflows, the Company is not currently able to conclude that its existing cash and cash equivalents balance as of the date of this filing will be adequate to fund its forecasted operating costs and meet its obligations; the Company has therefore determined that there is substantial doubt about its ability to continue as a going concern. While the Company plans to continue to reduce cash outflow when compared to prior periods, the Company’s ability to fund its operating costs and meet its obligations beyond twelve months from the date of this filing is dependent upon its ability to attain and maintain profitable operations by entering into profitable sales contracts and generating sufficient operating cash flow. The Company is evaluating the impact of the Investment Tax Credit (“ITC”) available to its customers under the Inflation Reduction Act of 2022 (“IRA”) passed by Congress and signed into law on August 16, 2022 and the potential positive impact it may have on the future demand for the Company’s products and the Company’s objective of profitable operations.
If the Company is not able to achieve profitability prior to the depletion of its current cash and cash equivalents, it would be required to raise additional capital. While the Company has successfully raised additional capital during the current fiscal year, there can be no assurance that future necessary financing will be available on terms acceptable to the Company, or at all. If the Company raises funds in the future by issuing equity securities, such as through the sale of the Company’s common stock under the common stock purchase agreements (the “Purchase Agreements”) discussed further in Note 9, dilution to stockholders may result. Any equity securities issued may also provide for rights, preferences, or privileges senior to those of holders of common stock. If the Company raises funds in the future by issuing additional debt securities, these debt securities could have rights, preferences, and privileges senior to those of preferred and common stockholders. The terms of any additional debt securities or borrowings could impose significant restrictions on the Company’s operations. The capital markets have experienced in the past, and may experience in the future, periods of upheaval that could impact the availability and cost of equity and debt financing. In addition, recent and anticipated future increases in federal fund rates set by the Federal Reserve, which serve as a benchmark for rates on borrowing, will continue to impact the cost of debt financing.
If the Company is unable to obtain adequate capital resources to fund operations by attaining and maintaining profitable operations or raising additional capital, the Company would not be able to continue to operate the business pursuant to the Company’s current business plan, which would require the Company to modify its operations to reduce spending to a sustainable level by, among other things, delaying, scaling back or eliminating some or all of the Company’s ongoing or planned investments in corporate infrastructure, business development, sales and marketing, research and development and other activities, which would have a material impact on the Company’s operations and its ability to increase revenues, or the Company may be forced to discontinue its operations entirely.
Summary of Significant Accounting Policies
There have been no significant changes to the significant accounting policies disclosed in Note 1 of the audited consolidated financial statements as of and for the year ended December 31, 2021 included in the Company’s 2021 Annual Report on Form 10-K.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. Cash and cash equivalents are held by domestic financial institutions with high credit standings. Such deposits may, at times, exceed federally insured limits. As of September 30, 2022, the Company has not experienced any losses on its deposits of cash and cash equivalents.
For the nine months ended September 30, 2022, two customers represented greater than 10.0% of total revenue, accounting for 16.2% and 15.5% of total revenue, respectively. For the nine months ended September 30, 2021, two customers represented greater than 10.0% of total revenue, accounting for 16.1% and 11.2% of total revenue, respectively. Four customers accounted for 50.8% of accounts receivable, net as of September 30, 2022, each accounting for 15.4%, 13.4%, 12.0%, and 10.0% of accounts receivable, net, respectively. Four customers accounted for 53.0% of accounts receivable, net as of December 31, 2021, accounting for 15.2%, 13.3%, 12.8% and 11.8% of accounts receivable, net, respectively. Accounts receivable are stated at the amount the Company expects to collect. The Company generally does not require collateral or other security in support of accounts receivable. To reduce credit risk, management performs ongoing credit evaluations of its customers’ financial condition.
Certain materials used by the Company in the manufacturing of its products are purchased from a limited number of suppliers. Shortages could occur in these materials due to an interruption of supply or increased demand in the industry. For the nine months ended September 30, 2022, each of four suppliers accounted for 26.7%, 12.9%, 11.2%, and 10.1% of total purchases, respectively. For the nine months ended September 30, 2021, one supplier accounted for 35.0% of total purchases.
Segment Reporting
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company operates and manages its business as one reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on a consolidated basis for purposes of allocating resources and assessing performance. All material long-lived assets are maintained in the United States. See “Concentration of Credit Risk and Other Risks and Uncertainties” for further information on revenue by customer and Note 3 for further information on revenue by geography and categorized by products and services.
Recent Accounting Pronouncements, Adopted
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU No. 2021-04”). This ASU provides a principles-based framework for issuers to account for a modification or exchange of freestanding equity-classified written call options that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. The Company adopted this standard as of the first quarter of 2022 and the adoption did not have an impact on the condensed consolidated financial statements.
Recent Accounting Pronouncements, Not Yet Adopted
In August 2020, the FASB issued No. ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). This ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted earnings per share (“EPS”) calculation in certain areas. ASU 2020-6 is effective for fiscal years beginning after December 15, 2023 including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating whether this guidance will have a significant impact on its condensed consolidated financial statements.
Organization and Summary of Significant Accounting Policies
Organization
View, Inc. (f/k/a CF Finance Acquisition Corp. II) and its wholly-owned subsidiaries (collectively “View” or the “Company”) headquartered in Milpitas, California, is a technology company that manufactures smart building products intended to help improve people’s health, productivity and experience, while simultaneously reducing energy consumption. View’s primary product is a proprietary electrochromic or “smart” glass panel that when combined with View’s proprietary network infrastructure and software, intelligently adjusts in response to the sun by tinting from clear to dark states, and vice versa thereby reducing heat and glare. The Company is devoting substantially all of its efforts towards the manufacturing, sale and further development of its product platforms, and marketing of both custom and standardized product solutions. The Company has also devoted significant resources to enable its new View Smart Building Platform, a new offering beginning in 2021.
On March 8, 2021 (the “Closing Date” or “Closing”), CF Finance Acquisition Corp. II (“CF II”), a Delaware corporation, consummated the previously announced merger pursuant to an Agreement and Plan of Merger, dated November 30, 2020 (the “Merger Agreement”), by and among CF II, PVMS Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of CF II (“Merger Sub”), and View, Inc. (hereinafter referred to as “Legacy View”). Pursuant to the Merger Agreement, a business combination between CF II and Legacy View was effected through the merger of Merger Sub with and into Legacy View, with Legacy View (the “Business Combination”) surviving as the surviving company and as a wholly-owned subsidiary of CF II (the “Merger” and collectively with the other transactions described in the Merger Agreement, the “Transactions”). On the Closing Date, CF II changed its name from CF Finance Acquisition Corp. II to View, Inc. and Legacy View changed its name to View Operating Corporation.
On March 8, 2021, the Company completed the Transactions and raised net proceeds of $771.3 million, net of transaction costs of $43.9 million. In conjunction with the Transactions, the Company repaid in full the revolving debt facility of $276.8 million, including accrued interest and future interest through maturity of the notes of $26.8 million. See Note 4 for additional information regarding the reverse recapitalization.
Emerging Growth Company (EGC) Status
The Company became a large accelerated filer as of December 31, 2021 because our aggregate worldwide market value of the voting and non-voting common equity held by non-affiliates as of June 30, 2021 was greater than $700 million. Prior to that, we were an “emerging growth company,” or EGC, as defined in the Jumpstart Our Business Startups Act of 2012. As an EGC, we were previously eligible for exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation and being allowed to extend transition periods available to private companies for complying with new or revised accounting standards. We can no longer avail ourselves of these exemptions and are now required to comply with the standards and compliance dates for large accelerated filers.
Basis of Presentation
The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial reporting and reflect the financial position, results of operations and cash flows of the Company. The Company’s consolidated financial statements include the accounts of View, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Company's fiscal year ends on December 31.
As a result of the Transactions completed on March 8, 2021, prior period share and per share amounts presented in the accompanying consolidated financial statements and these related notes have been retroactively converted in an amount determined by application of the exchange ratio of 0.02325 (“Exchange Ratio”), which was based on Legacy View’s implied price per share prior to the Merger.
All amounts are presented in U.S. dollars ($).
Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. Since inception, the Company has not achieved profitable operations or positive cash flows from operations. The Company’s accumulated deficit totaled $2,257.3 million as of December 31, 2021. For the years ended December 31, 2021, 2020 and 2019, we had a net loss of approximately $343.0 million, $249.7 million and $312.1 million, respectively, and negative cash flows from operations of approximately $261.3 million, $165.7 million and $234.0 million respectively. Cash and cash equivalents as of December 31, 2021 was $281.1 million. The Company has historically financed its operations through the issuance and sale of redeemable convertible preferred stock, the issuance of debt financing, the gross proceeds associated with the Merger and revenue generation from product sales. The Company’s continued existence is dependent upon its ability to obtain additional financing, enter into profitable sales contracts and generate sufficient cash flow to meet its obligations on a timely basis. The Company’s business will require significant amounts of capital to sustain operations and the Company will need to make the investments it needs to execute its long-term business plans.
The Company has determined that there is substantial doubt about its ability to continue as a going concern, as the Company does not currently have adequate financial resources to fund its forecasted operating costs and meet its obligations for at least twelve months from the filing of this Annual Report on Form 10-K.
While the Company will seek to raise additional capital, there can be no assurance the necessary financing will be available on terms acceptable to the Company, or at all. If the Company raises funds by issuing equity securities, dilution to stockholders may result. Any equity securities issued may also provide for rights, preferences or privileges senior to those of holders of common stock. If we raise funds by issuing debt securities, these debt securities would have rights, preferences and privileges senior to those of preferred and common stockholders. The terms of debt securities or borrowings could impose significant restrictions on our operations. The capital markets have in the past, and may in the future, experience periods of upheaval that could impact the availability and cost of equity and debt financing. In addition, recent and anticipated future increases in federal fund rates set by the Federal Reserve, which serve as a benchmark for rates on borrowing, will impact the cost of debt financing.
If we are unable to obtain adequate capital resources to fund operations, we would not be able to continue to operate our business pursuant to our current business plan, which would require us to modify our operations to reduce spending to a sustainable level by, among other things, delaying, scaling back or eliminating some or all of our ongoing or planned investments in corporate infrastructure, business development, sales and marketing, research and development and other activities, which would have a material impact on our operations and our ability to increase revenues, or we may be forced to discontinue our operations entirely.
View’s Pandemic Response
The COVID-19 pandemic has impacted health and economic conditions throughout the U.S., including the construction industry. The COVID-19 pandemic continues to be dynamic and evolving, and the extent to which COVID-19 impacts the Company’s operations will depend on future developments that cannot be predicted with certainty, including the duration of the pandemic, resurgences of COVID-19 infections and the emergence of new variants, the availability and efficacy of vaccines, new information that may emerge concerning the severity of COVID-19 and the governmental measures to contain or treat its impact, among others. COVID-19’s disruptions to the construction industry may reduce or delay new construction projects or result in cancellations or delays of existing planned construction. Supply of certain materials used by the Company in the manufacturing of its products that are sourced from a limited number of suppliers may also be disrupted. For example, we utilize semiconductor chips in certain products that we manufacture, and semiconductor chips have been subject to an ongoing global shortage. This shortage may cause delays in our production and increase the cost to obtain semiconductor chips and components that use semiconductor chips. In addition, long-term effects of COVID-19 on employer work-from-home policies and therefore demand for office space cannot be predicted. Any one or a combination of such events could have a material adverse effect on the Company’s financial results.
To address these conditions, the Company established protocols to continue business operations as an essential industry, helped insulate its supply chain from delays and disruptions, and assessed its business operations and financial plans as a result of COVID-19. The Company optimized its financial plan by focusing on sales growth and by reducing and delaying incremental spending on operating and capital expenditures compared with the pre-COVID business plan. In particular, in the second quarter of 2020, the Company began reducing operating costs through headcount reductions and reduction of operating expenditures for third-party contractors. During 2021, these cost reduction efforts were relaxed and headcount increased in order to respond to increased demand for our product and services.
Summary of Significant Accounting Policies
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements and the accompanying notes. Significant estimates include the warranty accrual, the fair value of common stock prior to reverse recapitalization and other assumptions used to measure stock-based compensation, the fair value of the redeemable convertible preferred stock, warrants, sponsor earn-out liability, and the estimation of costs to complete the performance obligations under contracts for revenue recognition. Other estimates include the fair value of acquired intangible assets and their respective useful lives, the determination of standalone selling price of various performance obligations, the valuation of deferred tax assets and uncertain income tax positions, and the recoverability of long-lived assets. The Company bases its estimates on historical experience, the current economic environment, and on assumptions that it believes are reasonable under the circumstances. The Company is subject to uncertainties such as the impact of future events, economic and political factors, and changes in the Company’s business environment; therefore, actual results could differ from these estimates. The Company adjusts such estimates and assumptions when facts and circumstances dictate which may require significant judgment. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. Actual results could differ significantly from these estimates.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments which potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. Cash and cash equivalents are held by domestic financial institutions with high credit standings. Such deposits may, at times, exceed federally insured limits. As of December 31, 2021, the Company has not experienced any losses on its deposits of cash and cash equivalents.
For the year ended December 31, 2021, two customers represented greater than 10.0% of total revenue, accounting for 24.0% of total revenue. For the years ended December 31, 2020 and 2019, one customer accounted for 10.2% and 11.2% of total revenue, respectively. Four customers accounted for 53.0% of total accounts receivable, net as of December 31, 2021, including 15.2%, 13.3%, 12.8% and 11.8%, respectively. One customer accounted for 23.6% of accounts receivable, net as of December 31, 2020. Accounts receivable are stated at the amount the Company expects to collect. The Company generally does not require collateral or other security in support of accounts receivable. To reduce credit risk, management performs ongoing credit evaluations of its customers’ financial condition.
Certain materials used by the Company in the manufacturing of its products are purchased from a limited number of suppliers. Shortages could occur in these materials due to an interruption of supply or increased demand in the industry. For the years ended December 31, 2021, 2020 and 2019, one supplier accounted for 34.0%, 42.8%, and 42.6% of total purchases, respectively.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities from the date of purchase of three months or less to be cash equivalents. Cash equivalents are invested in demand deposits, U.S. Treasury bills and money market mutual funds. The Company considers investments with original maturities greater than three months and remaining maturities less than one year to be short-term investments. Demand deposits and U.S Treasury bills are carried at cost, which approximates fair value and money market funds are reported at fair value based upon quoted market prices.
Restricted Cash
The Company is required by its bank to collateralize letters of credit issued to the Company’s lessors, suppliers, customers, utility providers, and for the Company’s purchasing card program. All amounts in restricted cash as of December 31, 2021 and 2020 represent funds held in certificates of deposit and are stated at cost, which approximates fair value. Restricted cash is classified as current or non-current on the consolidated balance sheets based on the remaining term of the restriction.
Fair Value Measurement of Financial Assets and Liabilities
Fair value is defined as an exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Company considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.
The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. U.S. GAAP establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is as follows:
Level 1 Observable inputs such as quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 Inputs other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3 Unobservable inputs in which there are little or no market data and which require the Company to develop its own assumptions.
Cash equivalents relating to demand deposits and U.S. Treasury bills, accounts receivable, and accounts payable are carried at cost, which approximates fair value due to the short maturity of these instruments. Short- term and long-term debt are carried at amortized cost, which approximates its fair value. See Note 6 for further information.
Accounts Receivable, Net of Allowances
Accounts receivable consists of current trade receivables due from customers recorded at invoiced amount, net of allowances for credit losses. Judgment is required in assessing the realization of these receivables, including the current creditworthiness of each customer and related aging of the past-due balances. The Company records accounts receivable at the invoiced amount. The Company maintains an allowance for credit losses to reserve for potentially uncollectible receivable amounts. In evaluating the Company’s ability to collect outstanding receivable balances, the Company considers various factors including the age of the balance, the creditworthiness of the customer, which is assessed based on ongoing credit evaluations and payment history, the customer’s current financial condition, and considers macroeconomic factors to estimate expected future credit losses.
In the year ended December 31, 2021, the Company recorded an immaterial increase in the allowance for credit losses. The Company regularly reviews accounts receivable for collectability and establishes or adjusts the allowance for credit losses as necessary using the specific identification method based on the available facts. The allowance for credit losses totaled $0.7 million and $0.2 million at December 31, 2021 and 2020, respectively.
Contract Assets and Liabilities
Billing practices for certain contracts with customers are governed by the contract terms of each project based on (i) progress toward completion approved by the owner, (ii) achievement of milestones or (iii) pre-agreed schedules. Billings do not necessarily correlate with revenues recognized under the cost-to-cost input method. The Company records contract assets and contract liabilities to account for these differences in timing.
Certain contracts under which we perform work contain retainage provisions. Retainage refers to amounts that we have billed to the customer, but such amounts are being held for payment by the customer pending satisfactory completion of the project. Retainage on active contracts is classified as a current asset regardless of the term of the contract and is generally collected within one year of the completion of a contract. At December 31, 2021 and 2020, contract assets included $2.6 million and nil, respectively, of retainage, which was being contractually withheld by customers until completion of the associated contracts.
Other contract assets arise when the Company recognizes revenues for performance under its contracts, but the Company is not yet entitled to bill the customer under the terms of the contract. At December 31, 2021 and 2020, these other contract assets totaled $9.6 million and $1.2 million, respectively, for revenue that has been recognized for performance, but the customer has not yet been billed. Once amounts are billed to customers, the asset is classified within Accounts Receivable, Net of Allowances.
Contract liabilities represent the Company’s obligation to provide goods or services to a customer for which the Company has been paid by the customer or for which the Company has billed the customer under the terms of the contract. Revenue for future services reflected in this account are recognized, and the liability is reduced, as the Company subsequently satisfies the performance obligation under the contract. Contract liabilities are presented as deferred revenue on the consolidated balance sheets.
Inventories
Inventories consist of finished goods which are stated at the lower of cost or net realizable value. Costs are measured on a first-in, first out basis using standard cost, which approximates actual cost. Net realizable value is the estimated selling price of the Company’s products in the ordinary course of business less reasonably predictable costs of completion, disposal, and transportation. Inventories are written down to their net realizable value if they have become obsolete, have a cost basis in excess of expected net realizable value, or are in excess of expected demand. Once inventory is written down, its new value is maintained until it is sold, scrapped, or written down for further valuation losses. The valuation of inventories requires the Company to make judgments based on currently available information about the likely method of disposition and current and future product demand relative to the remaining product life. Inventory valuation losses are classified as cost of revenue in the consolidated statements of comprehensive loss. The Company recorded inventory impairments of $10.4 million, $11.2 million, and $22.4 million as of December 31, 2021, 2020, and 2019.
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, generally two to fifteen years. The Company reassesses the useful lives of the assets at each reporting period to determine whether events or circumstances may indicate that a revision to the useful life is warranted. Leasehold improvements are stated at cost and amortized using the straight-line method over the estimated useful life of the assets or the remaining lease term, whichever is shorter. Maintenance and repairs that do not extend the life or improve the asset are expensed as incurred.
In 2021, the Company decided that additional production space was required to meet future expected demand. Accordingly, the Company evaluated the space availability in its manufacturing facility and determined that certain assets used for research and development purposes would be disassembled to make room for additional production capacity. Consequently, the Company made the decision to abandon and shorten the life of these assets to coincide with their removal date, resulting in accelerated depreciation of $14.4 million included in research and development expenses in the consolidated statement of comprehensive loss. Additionally, in 2021, the Company recorded a loss of $1.1 million, of which $0.9 million was included in cost of revenue and $0.2 million was included in selling, general and administrative expenses in the consolidated statement of comprehensive loss for assets that were no longer in service and had no alternative use. In 2020, the Company recorded a loss of $1.1 million, of which $0.1 million was included in cost of revenue, $0.7 million was included in research and development and $0.3 million was included in selling, general and administrative expenses in the consolidated statement of comprehensive loss for assets that were no longer in service and had no alternative use. In 2019, the Company recorded a loss of $3.9 million in research and development expenses in the consolidated statement of comprehensive loss for an asset used for research and development purposes that was no longer in service and had no alternative use.
Internal Use Software
Certain development costs associated with internal use software incurred during the application development stage are capitalized. Costs associated with preliminary project phase activities, training, maintenance and any post-implementation costs are expensed as incurred. Capitalized internal use software costs are normally amortized over an estimated useful life of 5 years once the related project has been completed and deployed for use. Such capitalized internal use software has not been material in any of the periods presented through December 31, 2021.
Capitalized Software Development Costs
The capitalization of software development cost for products to be marketed begins when a product’s technological feasibility has been established. Technological feasibility is established when a working model has been completed and the completeness of the working model has been confirmed by testing. Capitalization ends when the resulting product is available for general market release. Costs during the period prior to technological feasibility are expensed as incurred. The Company ensures that technological feasibility has been achieved for products to be marketed to external users before the release of those products. Capitalized software development costs are amortized using the straight-line amortization method over the estimated useful life of the applicable software. Such software development costs required to be capitalized have not been material in any of the periods presented through December 31, 2021.
Impairment of Long-Lived Assets
The Company evaluates long-lived assets for impairment whenever events indicate that a potential impairment may have occurred. If such events arise, the Company will compare the carrying amount of the asset group comprising the long-lived assets to the estimated future undiscounted cash flows expected to be generated by the asset group. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the asset group, an impairment charge is recorded at the amount by which the carrying amount of the asset group exceeds the fair value of the assets, based on the expected discounted future cash flows attributable to those assets. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell. There were no impairments of long-lived assets during the years ended December 31, 2021, 2020 and 2019.
The Company regularly reviews its long-lived assets for triggering events or other circumstances that could indicate impairment. As of December 31, 2021, management considered the continued operating losses when combined with the sustained decline in our market capitalization, to be a potential triggering event and therefore performed a quantitative impairment test of our long-lived assets as of December 31, 2021. Based on the results of this test, the Company concluded that the asset group was recoverable and no impairment was recorded as of December 31, 2021.
If the decline in the Company’s share price is sustained or the Company identifies other events or circumstances indicating the carrying amount of an asset or asset group may not be recoverable, this would require further testing of these assets and it may result in an impairment of such assets.
Leases
Effective January 1, 2021, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases and the subsequently issued supplemental and/or clarifying ASUs known as Accounting Standards Codification (“ASC”) Topic 842 (collectively “ASC 842”) using the optional transition method. See Recent Accounting Pronouncements Adopted below, which discusses the initial adoption of this new guidance.
Our lease portfolio includes leases for our manufacturing facility, office space and various types of equipment. The Company determines if an agreement contains a lease at the inception of a contract. The asset component of our operating leases is recorded as Right-of-use ("ROU") assets and the current and noncurrent operating lease liability components are recorded as other current liabilities and lease liabilities, net of current portion, respectively, in our consolidated balance sheet. The asset component of our finance leases is included in property and equipment, net, and the current and noncurrent finance lease components are recorded as part of other current liabilities and other liabilities, respectively, in our consolidated balance sheet. Assets under finance leases are depreciated in a manner similar to other property and equipment.
The Company made a policy election to not recognize leases with a lease term of twelve months or less in the Consolidated Balance Sheet. For leases with an initial term greater than 12 months, a related lease liability is recorded on the balance sheet at the present value of future payments discounted at the estimated fully collateralized incremental borrowing rate (discount rate) corresponding with the lease term. In addition, a ROU asset is recorded as the initial amount of the lease liability, plus any lease payments made to the lessor before or at the lease commencement date and any initial direct costs incurred, less any tenant improvement allowance incentives received.
The Company calculates the present value of future payments using its incremental borrowing rate when the discount rate implicit in the lease is not known. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. The Company determines the applicable incremental borrowing rate at the lease commencement date based on the rates of its secured borrowings, which is then adjusted for the appropriate lease term and risk premium. In determining the Company's ROU assets and operating lease liabilities, the Company applies these incremental borrowing rates to the minimum lease payments within each lease agreement.
ROU assets and lease liabilities are remeasured upon certain modifications to leases using the present value of remaining lease payments and estimated incremental borrowing rate upon lease modification. Operating lease cost is recognized on a straight-line basis over the lease term, and includes amounts related to short-term leases. For finance leases, we record interest expense on the lease liability in addition to amortizing the ROU asset, which is generally straight-line, over the shorter of the lease term or the useful life of the ROU asset. We recognize variable lease payments, which are considered non-components of the lease, as operating expenses in the period in which the obligation for those payments is incurred. Variable lease payments primarily include common area maintenance, utilities, real estate taxes, insurance, and other operating costs that are passed on from the lessor in proportion to the space we lease.
Prior to fiscal 2021, total lease payments over the non-cancellable term of an operating lease were recognized as rent expense on a straight-line basis over the lease term, with the excess of expense recognized over lease payments made recorded as a deferred rent liability on the balance sheet. Any lease incentive payments received from lessors were recorded as a liability on the balance sheet and amortized as a reduction of rent expense over the term of the lease.
Goodwill and Other Intangible Assets
From time to time, the Company makes acquisitions of companies related to existing, complementary or new markets. During 2021, the Company completed two acquisitions, which were individually immaterial to its financial position, results of operations and cash flows. The Company has not presented pro forma combined results for these acquisitions because the impact on previously reported statements of operations would not have been material individually or in the aggregate. Acquisition-related costs are included in general and administrative expenses in the consolidated statements of operations and were immaterial for the year ended December 31, 2021.
On July 7, 2021, the Company acquired 100% of the outstanding stock of ioTium, the leading provider of secure, cloud-managed, software-defined IoT networks. The total purchase consideration, net of cash acquired and including deferred consideration of $1.1 million, was $7.0 million. At closing, the Company paid approximately $4.9 million in cash. Total non-cash consideration was $1.0 million and consisted of the settlement of outstanding services due to the Company from ioTium at the transaction date. As part of the purchase price allocation, the Company acquired $5.1 million of intangible assets related to developed technology, trade name, and contract backlog and $3.7 million of goodwill. The goodwill was primarily attributable to strategic opportunities that arose from the acquisition of ioTium. The goodwill was not deductible for tax purposes. The preliminary purchase price allocation is final as of December 31, 2021.
On December 1, 2021, the Company acquired certain assets associated with the WorxWell™ data analytics platform for total purchase consideration of $7.2 million. WorxWell’s award-winning, data analytics platform aggregates all building data into a consolidated dashboard to optimize every aspect of building operations and workplace experience for both building owners and occupiers. The purchase consideration consisted of 2,000,000 shares of View common stock valued at $5.6 million and 1,000,000 shares of View common stock warrants valued at $1.6 million. The View common stock issued is subject to a lockup period of the earlier of (i) December 1, 2026, (ii) View’s common stock’s closing price 60-day trailing average reaches $50.00 per share, or (iii) the Company undergoes a change in control. The warrant has an exercise price of $10.00 per share and may only be exercised on or after the earliest of (i) December 1, 2026, (ii) View’s common stock’s closing price 60-day trailing average reaches $50.00 per share, or (iii) the Company undergoes a change in control. The Company concluded that the set of acquired assets met the definition of a business and did not represent a separate reporting unit. As part of the purchase price allocation, the Company acquired $2.2 million of intangible assets related to customer relationships, trade name, and developed technology and $4.9 million of goodwill. The goodwill was primarily attributable to strategic opportunities that arose from the acquisition of WorxWell. The goodwill was not deductible for tax purposes. The preliminary purchase price allocation is final as of December 31, 2021.
Goodwill is measured as the excess of the purchase price over the sum of the amounts assigned to tangible and identifiable intangible assets acquired less liabilities assumed. Goodwill is not amortized but reviewed for impairment as of October 1 each fiscal year and whenever events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. The evaluation of goodwill and other intangible assets for impairment requires the exercise of significant judgment. Other intangible assets are presented at cost, net of accumulated amortization, and are amortized over their estimated useful lives of 1 to 6 years using the straight-line method. Other intangible assets primarily include purchased technology.
There were no impairments of goodwill or intangible assets during the years ended December 31, 2021, 2020 and 2019. Impairment of goodwill or intangible assets may result in the future from significant changes in the manner of use of the acquired assets, negative industry or economic trends or significant underperformance relative to historical or projected operating results.
Product Warranties
The Company provides a standard assurance type warranty that its insulating glass units (“IGUs”) will be free from defects in materials and workmanship for generally 10 years from the date of delivery to customers. IGUs with sloped or laminated glass generally have a warranty of 5 or 10 years. Control systems associated with the sale of Controls, Software and Services (“CSS”) typically have a 5-year warranty. As part of the Company’s Smart Building Platform contracts, the Company generally warrants that the workmanship of the sub-assemblies and installation of the Smart Building Platform are free from defects and in conformance with the contract documents for one year from completion. In resolving warranty claims, the Company’s standard warranty terms provide that the Company generally has the option of repairing, replacing or refunding the selling price of the covered product. The Company has not been requested to and has not provided any refunds, which would be treated as a reduction to revenue, to date as of December 31, 2021. The Company accrues for estimated claims of defective products at the time revenue is recognized based on historical warranty claims rates. The Company’s estimated costs for standard warranty claims are based on future estimated costs the Company expects to incur to replace the IGUs or control systems multiplied by the estimated IGU or control system warranty claims, respectively, based on warranty contractual terms and business practices. The total warranty liability included $6.1 million and $5.5 million as of December 31, 2021 and 2020, respectively, related to this standard assurance warranty.
In 2019, the Company identified a quality issue with certain material purchased from one of its suppliers utilized in the manufacturing of certain IGUs. The Company stopped using the affected materials upon identification of the quality issue in 2019. The Company has replaced and expects to continue to replace the affected IGUs for the remainder of the period covered by the warranty. The Company developed a statistical model to analyze the risk of failure of the affected IGUs related to this quality issue and predict the potential number of future failures that may occur during the remaining warranty period, as well as the timing of the expected failures. Management judgment is necessary to determine the distribution fit and covariates utilized in the statistical model, as well as the relative tolerance to declare convergence. The statistical model considered the volume of units sold, the volume of unit failures, data patterns, and other characteristics associated with the failed IGUs as well as the IGUs that had not yet failed as of each financial reporting period. These characteristics include, but are not limited to, time to failure, manufacture date, location of installation, and environmental factors. Based on this analysis, the Company has recorded a specific warranty liability using the estimated number of affected IGUs expected to fail in the remaining warranty period and applying estimated costs the Company expects to incur to replace the IGUs based on warranty contractual terms and business practices. The total warranty liability included $36.2 million and $42.1 million as of December 31, 2021 and December 31, 2020, respectively, related to these IGUs.
The Company monitors warranty obligations and may make adjustments to its warranty liabilities if actual costs of product repair and replacement are significantly higher or lower than estimated. Accruals for anticipated future warranty costs are recorded to cost of revenue in the consolidated statements of comprehensive loss and included in other current liabilities and other liabilities on the consolidated balance sheet. Warranty liabilities are based on estimates of failure rates and future costs to settle warranty claims that are updated periodically, taking into consideration inputs such as changes in the volume of claims compared with the Company’s historical experience, and changes in the cost of servicing warranty claims. The estimated cost includes the Company’s expectations regarding future total cost of replacement, as well as fixed cost absorption as production increases. The Company accounts for the effect of changes in estimates prospectively.
Changes in warranty liabilities are presented below (in thousands). See Note 2 for discussion of the material misstatement of the previously reported warranty liability balances as of December 31, 2020.

	Fiscal Year Ended December 31,
	2021	2020
		As Restated
Beginning balance	$47,678	$53,296
Accruals for warranties issued	1,551	1,304
Changes to estimates of volume and costs	1,234	(1,002)
Settlements made	(8,207)	(5,920)
Ending balance	$42,256	$47,678
Warranty liability, current, beginning balance	$8,864	$8,038
Warranty liability, noncurrent, beginning balance	$38,814	$45,258
Warranty liability, current, ending balance	$8,868	$8,864
Warranty liability, noncurrent, ending balance	$33,388	$38,814
Considering the uncertainty inherent in the failure analysis, including the actual timing of the failures and the number of defective IGUs, as well as uncertainty regarding future supply chain costs and production volumes that may impact the projected costs to replace defective IGUs in future years, it is reasonably possible that the amount of costs to be incurred to replace the defective IGUs could ultimately be materially different from the estimate. Unforeseen component failures or exceptional component performance can also result in changes to warranty costs. If actual warranty costs differ substantially from the Company’s estimates, revisions to the estimated warranty liability would be required, which could have a material adverse effect on the Company’s business, financial condition and results of operations.
In addition to the warranty liabilities presented above, the Company has $0.7 million and $0.8 million included within Accrued expenses and other current liabilities in its Consolidated Balance Sheets as of December 31, 2021 and 2020, respectively, for incremental performance obligations promised to customers in connection with IGU failures associated with the quality issue described above. The costs associated with these obligations are included within Cost of revenue in the Consolidated Statement of Comprehensive Loss, and was $5.1 million, $2.7 million and nil for the years ended December 31, 2021, 2020 and 2019.
Revenue Recognition
The Company has historically generated revenue from (i) the manufacturing and sale of View Smart Glass IGUs, that are coated on the inside with a proprietary technology and are designed and built to customer specifications that include sizes for specific windows, skylights, and doors in specified or designated areas of a building and (ii) selling the View Smart Glass CSS, which includes electrical connections schema, sky sensors, window controllers and control panels with embedded software, cables and connectors that when combined with the IGUs enable the IGUs to tint. Also included in CSS is a system design, in which a design document is provided to lay out the IGUs, as well as a commissioning service, in which the installed IGUs and CSS components are tested and tinting configurations are set by the Company. For this Smart Glass products offering, View serves as a materials provider to its Smart Glass customers, which are typically glaziers for IGUs and low-voltage electricians (“LVE”) or General Contractors (“GC”) for CSS.
Under View’s Smart Glass product offering, when the owner, tenant or developer of the building approves of the use of View products, a non-binding letter of understanding with the owner, tenant or developer is signed. The Company subsequently enters into the legally enforceable supplier contracts with its Smart Glass customers (i.e., glaziers for IGUs and LVEs or GCs for CSS), to deliver the Smart Glass products and services. For Smart Glass projects, the Company does not have a role in the assembly nor the installation of the framed IGUs. The design of the integrated platform, as well as assembly and installation of the IGUs and the electrical components included in the CSS is performed by the Smart Glass customers. The Company performs a commissioning service under the CSS contract after its customers have completed installation of the IGUs and CSS electrical components. Additionally, in limited circumstances, the Company contracts to provide extended or enhanced warranties of its products in addition to its standard assurance warranty, which are recognized as revenue over the respective term of the warranty period.
During 2021, the Company entered into and commenced work on the first contract under its new product offering, View’s Smart Building Platform. In these types of arrangements, the Company contracts with the Smart Building Platform customers, which are typically the owners, tenants or developers of buildings, or the general contractor acting on behalf of the Company’s customers. With View's Smart Building Platform, the smart building network serves as the backbone of the offering and is integrated by View into the building envelope system along with the View Smart Glass IGUs, which serve as individual nodes on the building network.
This platform also enables the Company's Smart Building Technologies product offerings, as more fully described further below, to also be integrated as additional nodes on View’s smart building network and tailored to the customer's specific needs depending upon their desired smart building functionality.
In these arrangements View takes responsibility for all activities needed to fulfill its single performance obligation of transferring control to the customer of a fully operational Smart Building Platform deliverable; from design, fabrication, installation, integration, commissioning, and testing. Underlying these activities is View’s responsibility for performing an essential and significant service of integrating each of the inputs of its completed solution. These inputs include View’s smart network infrastructure and IGUs, both of which are integrated into the window glazing system, which is fabricated by an unrelated subcontractor contracted by View to work on its behalf, as well as designing how the entire Smart Building Platform will be integrated and installed into the customer’s architectural specifications for the building that is being constructed or retrofitted.
View’s integration services also include the activities of installing, commissioning and testing to enable the transfer of a complete and operational system. The Company also uses subcontractors it selects and hires for portions of the installation labor.
Given that View is responsible for providing the service of integrating each of the inputs into a single combined output, View controls that output before it is transferred to the customer and accordingly, View is the principal in the arrangement and will recognize the entire arrangement fee as its revenue, with any fees that View pays to its subcontractors recognized in its cost of revenue.
Other factors present in these arrangements which supports the assertion that View controls the deliverable before it is transferred to the customer include: the customer considers View to be primarily responsible for fulfilling the promise to provide a fully integrated Smart Building Platform, View has significant inventory risk, and it has complete discretion in the price negotiated with all parties engaged by View, including the customer, subcontractors, and third-party suppliers. Lastly, View determines how it will fulfill these arrangements and has complete discretion over the contracting of subcontractors to work on its behalf as well as the pricing discretion over these subcontractor arrangements. The pricing discretion that View exercises, both with respect to the customer as well as with View’s subcontractors, can often result in View having all of the risk of loss on the contract, as the performance obligation promised to the customer included within these contracts is generally in exchange for fixed fees while payments made to the subcontractors are based on cost plus margin or fixed fee arrangements.
The Company's Smart Building Technologies includes a suite of products that are either integrated into the View Smart Building Platform, added-on to View Smart Glass contracts or sold separately, and (i) transform View smart windows into transparent, digital, interactive surfaces to enable immersive experiences, (ii) provide the ability to measure and optimize certain environmental variables, (iii) provide the customer the ability to self-monitor for intrusions, (iv) provide a platform to aggregate building and tenant data into a consolidated dashboard to optimize every aspect of building operations and workplace experience or (v) provide a hosted platform to facilitate smart and secure management of global networked assets. These offerings have either been internally developed by the Company, such as View Immersive Experiences, and View Sense, or have been acquired through the Company's acquisition of ioTium and WorxWell, such as View Secure Edge, View Remote Access, View Building Performance, and View Workplace Experience. When these products are integrated into the View Smart Building Platform, such offerings are included as part of the full contract with the customer. When these products are added-on to Smart Glass contracts or sold separately, the Company contracts separately with the customer to provide such items. Revenue generated from these products has not been material to date.
View recognizes revenue as or when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. View determines revenue recognition through the following five steps:
Step 1: Identify the contract(s) with a customer;
Step 2: Identify the performance obligations in the contract;
Step 3: Determine the transaction price;
Step 4: Allocate the transaction price to the performance obligations in the contract; and
Step 5: Recognize revenue as or when the entity satisfies a performance obligation.
Contracts for View’s Smart Building Platform
When a customer elects to purchase the Smart Building Platform, View signs legally enforceable contracts directly with the building owner/developers or their GC, acting on their behalf, for delivery of the Smart Building Platform.
The Company enters into legally binding trade contracts with the customer that outlines the rights and obligations of the Company, including specifications of the integrated platform to be provided. The promises to the customer included within these contracts, as described above, are integrated and highly interdependent, and they must work seamlessly together to deliver a fully functional Smart Building Platform. As the Company performs a significant service of integrating the promised goods and services into a combined output, these contracts constitute a single, combined performance obligation.
The contracting for these Smart Building Platform arrangements with building owners, real estate developers, or their agents, is subject to significant negotiations. Accordingly, each of these contracts must be evaluated on the terms and conditions of the underlying agreement based on their individual facts and circumstances.
The Company determines the transaction price based on the consideration expected to be received, which is the contract price. When the contract contains payment terms that are extended beyond one year or other financing arrangements in conjunction with the contract, a significant financing component may exist. In such cases, the Company adjusts the contract price at an amount that reflects the cash selling price. Payment terms may vary but are generally net 30 days from request for payment. As the View Smart Building Platform is typically a single performance obligation, the entire transaction price is allocated to this performance obligation.
The Company recognizes revenue over time using a cost-to-cost input method where progress on the performance obligation is measured by the proportion of actual costs incurred to the total costs expected to complete the contract. Recognizing revenue using a cost-to-cost input method provides an objective measure of progress and thereby best depicts the extent of transfer of control to the customer. Management judgment is required to estimate the progress towards completion. Significant changes in this estimate could affect the profitability of our contracts. Changes to estimated profit on contracts are recognized using a cumulative catch-up adjustment which recognizes in the current period the cumulative effect of the changes on current and prior periods based on a contract’s progress towards fulfillment of the performance obligation. When the total estimated costs for a contract exceed contracted revenue, an accrual for the loss on the contract is recognized as cost of revenue at the time of contract execution. As actual costs are incurred that are in excess of revenue recognized, they are recorded against the loss accrual, which is therefore reduced. During the year ended December 31, 2021, the Company recognized a total of $34.4 million for initial contract loss accruals, of which the balance of estimated contract losses for work that had not yet been completed totaled $20.7 million as of December 31, 2021. There were no Smart Building Platform contracts during the years ending December 31, 2020 and 2019 and therefore the contract loss accrual at December 31, 2020 and 2019 was nil.
Change orders are modifications of an original contract that effectively change the existing provisions of the contract without adding new provisions or terms. Change orders may include changes in specifications or designs, manner of performance, materials and period of completion of the work. Either the Company or our customers may initiate change orders. The Company has had an immaterial amount of change orders to date, and has recognized these as a contract modification when the change order is approved.
Contracts for View Smart Glass
Under View’s Smart Glass product offering, the Company is a provider of building materials in the form of IGUs and CSS. These materials are designed and fabricated by the Company in order to meet the building-site specifications of the end user, which is typically the owner, tenant or developer of buildings. When the end user approves of the use of View products, a non-binding letter of understanding with the owner, tenant or developer is signed. The Company subsequently enters into the legally enforceable supplier contracts with its Smart Glass customers (i.e., glaziers for IGUs and LVEs or GCs for CSS), to deliver the Smart Glass products and services. The glaziers and LVEs are subcontracted by the end user and are responsible for the installation of the Smart Glass products at the building-site. The Company enters into separate legally binding agreements with both the glazier and the LVE or GC to deliver IGUs and CSS, respectively, who are unrelated parties and therefore such contracts cannot be combined and accounted for as a single contract.
Contracts with glaziers for IGUs include the promise to provide multiple customized IGUs. Each IGU represents a distinct and separate single performance obligation as the customer can benefit from each unit on its own. Each unit is separately identifiable, and does not modify or customize other units. The Company determines the transaction price based on the consideration expected to be received, which is generally the contractual selling price. Since the IGUs are customized to meet the building-site specifications of the ultimate end customer and have no alternative use to the Company and the Company has contractually enforceable rights to proportionate payment of the transaction price for performance completed to date, the Company recognizes revenue over time as each IGU is manufactured using a cost-to-cost input method. Recognizing revenue using a cost-to-cost input method best depicts the Company’s performance in transferring control of the IGUs to the customer. The amount of work in process at the end of any financial reporting period has historically been insignificant.
The Company’s contracts to deliver CSS to the customer, typically LVEs or GCs, contain multiple performance obligations for each promise in the CSS arrangement. Each of the identified promises, including electrical connections schema, sky sensors, window controllers and control panels with embedded software, cables and connectors, and professional services to provide a system design and commission the installed products are capable of being distinct and each promise is separately identifiable in the context of the contract. This assessment requires management to make judgments about the individual promised good and service and whether each good and service is separable from the other goods and services in the contract.
The Company determines the transaction price based on the consideration expected to be received, which is generally the contractual selling price. The Company allocates the transaction price to each performance obligation based on the relative standalone selling price. Management judgment is required in determining SSP for contracts that contain products and services for which revenue is recognized both over time and at a point in time, and where such revenue recognition transcends multiple financial reporting periods due to the timing of delivery of such products and services. SSP is estimated based on the price at which the performance obligation is sold separately.
The Company recognizes revenue allocated to each performance obligation at the time the related performance obligation is satisfied by transferring control of the promised good or service to a customer. For the control panels and electrical components, transfer of control generally occurs at a point in time upon shipment or delivery of the product and revenue is recognized upon shipment. For the system design, transfer of control generally occurs upon customer acceptance and revenue is recognized upon customer acceptance. For the commissioning services, which has a relatively short period of time over which the services are provided, transfer of control generally occurs upon acceptance of the installed products by the end user and revenue is recognized upon customer acceptance. The allocation of transaction price for CSS contracts with performance obligations that cross multiple periods has not historically risen to a level that could have a material impact to reported revenues.
In limited circumstances, the Company contracts to provide extended or enhanced warranties of our products outside of the terms of its standard assurance warranty, which are recognized as revenue over the respective term of the respective extended or enhanced warranty period.
When the contract contains payment terms that are extended beyond one year or the Company enters into loan or financing arrangement in conjunction with the contract, a significant financing component may exist. In such cases, the Company adjusts the contract price at an amount that reflects the cash selling price. The Company uses a discount rate representing a borrowing rate had a separate financing transaction been entered between the two parties based on the customer’s creditworthiness.
Contracts for View Smart Building Technologies
The Company's Smart Building Technologies includes a suite of products that can be either integrated into the View Smart Building Platform, added-on to View Smart Glass contracts or sold separately. Our customers are typically the owners or tenants of buildings. Revenue generated from these products has not been material to date.
Shipping and Handling Costs
The Company considers shipping and handling activities as costs to fulfill the sales of products. Freight charged to customers is included in revenue when control of the product is transferred to the customer, and the related shipping and handling costs are included in cost of revenue.
Taxes
Taxes imposed by governmental authorities on the Company’s revenue producing activities with customers, such as sales taxes and value added taxes, are excluded from revenue.
Contract Costs
As the Company incurs incremental costs of obtaining contracts, they are evaluated for recoverability using the expected consideration. The Company currently incurs significant losses on its offerings and as such incremental costs to obtain contracts are not recoverable and are expensed as incurred.
Research and Development Expenses
Research and development expenses include salaries and related personnel expenses, including stock-based compensation, materials and supplies used in pilot operations, payments to consultants, outside manufacturers, patent related legal costs, facility costs, depreciation, and travel expenses. Research and development costs, other than software development costs qualifying for capitalization, are expensed as incurred.
Advertising Costs
All costs of advertising are expensed as incurred. Advertising and promotion expenses included in selling, general and administrative expense were $1.7 million, $1.0 million, and $5.0 million for the years ended December 31, 2021, 2020, and 2019, respectively.
Income Taxes
Income tax expense has been provided using the asset and liability method. Deferred tax assets and liabilities are determined based on the estimated future tax consequences attributable to differences between the financial statement carrying amounts and tax bases of existing assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax asset and liability. The Company provides a valuation allowance against net deferred tax assets if, based upon the available evidence, it is more likely than not that the deferred tax assets will not be realized. See Note 15 for further discussion of the Company's deferred tax assets and liabilities, and the associated valuation allowance. In evaluating the Company’s ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis.
The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the Company’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized. The Company recognizes interest and penalties associated with tax matters as part of the income tax provision and includes accrued interest and penalties with the related income tax liability within account payable and accrued liabilities on its consolidated balance sheets.
Stock-Based Compensation
The Company measures stock-based awards, including stock options and restricted stock units (“RSUs”) granted to employees and nonemployees based on the estimated fair value as of the grant date.
Awards with only service vesting conditions
The fair value of stock option awards with only service condition is estimated on the grant date using the Black-Scholes option-pricing model, which requires the input of assumptions, including the fair value of the underlying common stock, the expected term of the stock option, the expected volatility of the price of the Company’s common stock, risk-free interest rates, and the expected dividend yield of the Company’s common stock. These assumptions are subjective, generally require significant analysis and judgment to develop, and materially affect the fair value and ultimately how much stock-based compensation expense is recognized. The Company recognizes the fair value of each stock award on a straight-line basis over the requisite service period of the awards. Stock-based compensation expense is based on the value of the portion of stock-based awards that is ultimately expected to vest. As such, the Company’s stock-based compensation is reduced for the estimated forfeitures at the date of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. At Closing, as required by the Merger Agreement, the Company granted stock option awards to purchase 5,000,000 shares of the Company’s common stock to certain officers. See Note 14 for further information regarding these awards.
Awards with service vesting and market conditions
At Closing, as required by the Merger Agreement, the Company granted stock-based awards containing both service and market conditions, as follows: (i) a nonqualified stock option award to its CEO to purchase 25,000,000 shares of the Company common stock (“CEO Option Award”) and (ii) 12,500,000 RSUs to certain officers (“Officer RSUs”).
The estimated fair value of the CEO Option Award and Officer RSUs is determined using the Monte Carlo simulation model and the effect of the market condition is reflected in the grant date fair value of the award. Monte Carlo simulations are a class of computational algorithms that rely on repeated random sampling to compute their results. This approach allows the calculation of the value of such stock options based on a large number of possible stock price path scenarios. Compensation cost is recognized for each vesting tranche of an award with a market condition using the accelerated attribution method over the longer of the requisite service period and derived service period, irrespective of whether the market condition is satisfied. The derived service period is determined using the Monte Carlo simulation model. If a recipient terminates employment before completion of the requisite service period, any compensation cost previously recognized is reversed unless the market condition has been satisfied prior to termination. If the market condition has been satisfied during the vesting period, the remaining unrecognized compensation cost is accelerated. See Note 14 for further information regarding these awards.
Sponsor Earn-Out Liability
At Closing, the Sponsor subjected 4,970,000 shares (“Sponsor Earn-Out Shares”) to vesting and potential forfeiture (and related transfer restrictions) based on a five year post-Closing earnout, with (a) 50% of the Sponsor Earn-Out Shares being released if the stock price of the Company exceeds $12.50 for 5 out of any 10 trading days, (b) 25% of the Sponsor Earn-Out Shares being released if the stock price of the Company exceeds $15.00 for 5 out of any 10 trading days and (c) 25% of the Sponsor Earn-Out Shares being released if the stock price of the Company exceeds $20.00 for 5 out of any 10 trading days, in each case, subject to early release for a sale, change of control or going private transaction or delisting after the Closing (collectively, the “Earn-Out Triggering Events”).
These Sponsor Earn-Out Shares are accounted for as liability classified instruments because the Earn-Out Triggering Events that determine the number of Sponsor Earn-Out Shares to be earned back by the Sponsor include events that are not solely indexed to the common stock of the Company. The aggregate fair value of the Sponsor Earn-Out Shares on the Closing date was estimated using a Monte Carlo simulation model and was determined to be $26.4 million. As of December 31, 2021, the Earn-Out Triggering Events were not achieved for any of the tranches and as such the Company adjusted the carrying amount of the liability to its estimated fair value of $7.6 million. The change in the fair value of $18.8 million is included in gain on fair value change, net in the consolidated statements of comprehensive loss. See Note 6 for further information on fair value.
Redeemable Convertible Preferred Stock
Prior to the Merger, the Company recorded all shares of redeemable convertible preferred stock at their respective fair values less issuance costs on the dates of issuance. The redeemable convertible preferred stock was recorded outside of stockholders’ deficit because, in the event of certain liquidation events considered not solely within the Company’s control, such as a change in control event and sale of all or substantially all of the Company’s assets, the redeemable convertible preferred stock would become redeemable at the option of the holders. Should it become probable that the shares became redeemable, the Company would re-measure the carrying value of the shares to the redemption value to the redemption date. No remeasurements were required as of December 31, 2019, as Management determined that the shares were not probable of becoming redeemable. Upon the Closing of the Merger, holders of these outstanding redeemable convertible preferred stock received shares of the Company’s common stock in an amount determined by application of the Exchange Ratio. See Note 4 and Note 12 for further information.
Redeemable Convertible Preferred Stock Warrants
Prior to the Merger, warrants to purchase shares of the Company’s redeemable convertible preferred stock were classified as liabilities on the consolidated balance sheets as the underlying preferred stock was contingently redeemable and may have required the Company to transfer assets upon exercise. The warrants were recorded at fair value upon issuance and were subject to remeasurement to fair value at each balance sheet date. Changes in fair value of the redeemable convertible preferred stock warrant liability were recorded in the consolidated statements of comprehensive loss as part of Interest and other income (expense). The Company continued to adjust the liability for changes in fair value until the conversion of redeemable convertible preferred stock into common stock warrants in connection with the Merger. As such, the redeemable convertible preferred stock warrant liability were reclassified to additional paid-in capital.
Public and Private Warrants
Prior to the Merger, CF II issued 366,666 private placement warrants (“Private Warrants”) and 16,666,637 public warrants (“Public Warrants” and collectively “Warrants”). Each whole warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The Warrants became exercisable on August 26, 2021. The Public Warrants and Private Warrants will expire five years after the Closing and five years after August 26, 2020, respectively.
The Private Warrants and the shares of common stock issuable upon the exercise of the Private Warrants are transferable, assignable or salable after the completion of the Merger, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrant. See Note 13 for further information.
Upon consummation of the Merger, the Company concluded that (a) the Public Warrants meet the derivative scope exception for contracts in the Company’s own stock and are recorded in stockholders’ equity and (b) the Private Warrants do not meet the derivative scope exception and are accounted for as derivative liabilities. Specifically, the Private Warrants contain provisions that cause the settlement amounts dependent upon the characteristics of the holder of the warrant which is not an input into the pricing of a fixed-for-fixed option on equity shares. Therefore, the Private Warrants are not considered indexed to the Company’s stock and should be classified as a liability. Since the Private Warrants meet the definition of a derivative, the Company recorded the Private Warrants as liabilities on the consolidated balance sheet at fair value upon the Closing, with subsequent changes in the fair value recognized in the consolidated statements of comprehensive loss at each reporting date. The fair value of the Private Warrants was measured using the Black-Scholes option-pricing model at each measurement date.
On the consummation of the Merger, the Company recorded a liability related to the Private Warrants of $0.6 million, included in Other Liabilities, with an offsetting entry to additional paid-in capital. Subsequent changes to the fair value of the Private Warrants were not material and recorded in the consolidated statement of comprehensive loss as part of Interest and other income (expense) for the fiscal year ended December 31, 2021. See Note 6 for further information on fair value.
Employee Benefit Plan
The Company maintains a 401(k) retirement plan which is intended to be a tax-qualified defined contribution plan under Section 401(k) of the Internal Revenue Code. Employees are eligible to participate in the 401(k) plan on the first day of the month following the month in which they commence employment. Participants in the 401(k) plan are allowed to defer a portion of their compensation, not to exceed the Internal Revenue Service (the IRS) annual allowance contribution. In February 2019, the Company started making discretionary matching contributions to the 401(k) plan on behalf of employees who are eligible to participate in the 401(k) plan. The matching contribution is determined as 50% of employee’s salary deferral or 3% of employee’s 401(k) eligible earnings, whichever is less. The Company’s matching contribution in the year ended December 31, 2021, 2020, and 2019 was $1.7 million, $1.5 million, and $1.8 million, respectively.
Segment Reporting
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company operates and manages its business as one reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on a consolidated basis for purposes of allocating resources and assessing performance. All material long-lived assets are maintained in the United States. See “Concentration of Credit Risk and Other Risks and Uncertainties” for further information on revenue by customer and Note 5, for further information on revenue by geography and categorized by products and services.
Deferred Transaction Costs
Deferred transaction costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Business Combination and that will be charged to stockholders’ equity upon the completion of the Business Combination. These deferred transaction costs are included in as part of other assets in the consolidated balance as of December 31, 2020. There were no such costs as of December 31, 2021 and 2019.
Other Comprehensive Loss
For the years ended December 31, 2021, 2020 and 2019, there was no difference between net loss and total comprehensive loss.
Net Loss per Share
Basic and diluted net loss per share is presented in conformity with the two-class method required for participating securities such that net income is attributed to common stockholders and participating securities based on their participation rights. All outstanding redeemable convertible preferred stock are considered to be participating securities as such stockholders participate in undistributed earnings with common stockholders. Under the two-class method, the net loss attributable to common stockholders is not allocated to the redeemable convertible preferred stock as the holders of its redeemable convertible preferred stock do not have a contractual obligation to share in the Company’s losses. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities outstanding for the period. For purposes of calculating the diluted net loss per share attributable to common stockholders, the redeemable convertible preferred stock, redeemable convertible preferred stock warrants, common stock warrants, and common stock options are considered to be potentially dilutive securities. Because the Company reported a net loss for the years ended December 31, 2021, 2020 and 2019, the inclusion of the potentially dilutive securities would be antidilutive, and, accordingly, diluted net loss per share is the same as basic net loss per share for both periods presented.
Recent Accounting Pronouncements Adopted
In February 2016, the Financial Accounting Standards Board (“FASB”) established ASC 842, which was subsequently amended by other related amendments and requires lessees to recognize operating leases on the balance sheet and disclose key information about leasing arrangements. The new standard establishes a ROU model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases. Leases will be classified as either finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. Lessor accounting under the new standard is substantially unchanged. Additional qualitative and quantitative disclosures are also required.
Effective January 1, 2021, we adopted ASC 842 using the optional transition method and applied the standard only to leases that existed at that date. Under the optional transition method, we do not need to restate the comparative periods in transition and will continue to present financial information and disclosures for periods before January 1, 2021 in accordance with ASC 840. As part of the ASC 842 adoption, we elected certain practical expedients outlined in the guidance. We have also chosen to apply the package of practical expedients for existing leases, which provides relief from reassessing: (i) whether a contract is or contains a lease, (ii) lease classification, and (iii) whether initial direct costs can be capitalized. Upon transition, we also elected to use hindsight with respect to determining the lease term and in assessing any impairment of ROU assets for existing leases. We have also made some accounting policy elections for post-transition to: (i) allow us not to separate nonlease components from lease components, and instead to account for those as a single lease component for the asset class of operating lease ROU real estate assets, and (ii) elect not to recognize a ROU asset and a lease liability for all of our leases with a term of 12 months or less (“short-term leases”).
The adjustments due to the adoption of ASC 842 primarily related to the recognition of ROU assets of $23.7 million and lease liabilities of $28.8 million for our operating leases and ROU assets of $1.8 million and lease liabilities of $1.8 million for our finance leases at January 1, 2021. The lease liabilities were determined based on the present value of the remaining minimum lease payments. The ROU assets were determined based on the value of the lease liabilities, adjusted for prepaid rent, deferred rent and unamortized lease incentive balances of approximately $5.1 million, net. The adoption did not have a material impact on our accumulated deficit and on our consolidated statements of operations and cash flows. See Note 10 for additional details.
In June 2016, FASB issued an ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326). The FASB also issued amendments and the initial ASU, and all updates are included herein as the Credit Losses standard or Topic 326.The new standard generally applies to financial assets and requires those assets to be reported at the amount expected to be realized. The Company adopted this standard as of January 1, 2021 and the adoption did not have a material impact on the consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), which simplifies the accounting for income taxes, primarily by eliminating certain exceptions to ASC 740. This standard is effective for fiscal periods beginning after December 15, 2020. The Company adopted this standard as of the first quarter of 2021 and the adoption did not have a material impact on the consolidated financial statements.
In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805), which requires entities to recognize and measure contract assets and contract liabilities in a business combination as if the acquirer entered into the original contract at the same time and the same date as the acquiree. The amendment improves comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. This standard is effective for fiscal periods beginning after December 15, 2022. The Company early adopted this standard as of the third quarter of 2021, and it did not have a material impact on the consolidated financial statements.
Recent Accounting Pronouncements, Not Yet Adopted
In August 2020, the FASB issued No. ASU 2020-6, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-6”). This ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted earnings per share (“EPS”) calculation in certain areas. ASU 2020-6 is effective for fiscal years beginning after December 15, 2023 including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating whether this guidance will have a significant impact on its consolidated financial statements.
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU No. 2021-04”). This ASU provides a principles-based framework for issuers to account for a modification or exchange of freestanding equity-classified written call options that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. The Company is required to apply the amendments within this ASU prospectively to modifications or exchanges occurring on or after the effective date of the amendment. ASU No. 2021-04 is effective for annual periods beginning after December 15, 2021, including interim periods within those fiscal years, with early adoption permitted. The impact on the Company's consolidated financial statements and disclosures will depend on the facts and circumstances of any specific future transactions.